Other Operating Income (Details) £ in Millions		3 Months Ended	12 Months Ended
	Jul. 30, 2025 wave	Mar. 31, 2025 GBP (£)	Dec. 31, 2025 GBP (£)	Dec. 31, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Jun. 30, 2026 Employee	Nov. 30, 2025 Employee
Other Operating Income [Line Items]
Other operating income			£ 192	£ 340	£ 432
Global strategic partnership agreement, term	10 years
Number of waves | wave	2
Number of roles transferred | Employee							1,000
Gain on strategic outsourcing arrangements		£ 35
Gains arising from sale and leaseback transactions				34	15
Gains on disposal of brand rights			24
Forecast
Other Operating Income [Line Items]
Number of roles transferred | Employee						2,000
Brand names
Other Operating Income [Line Items]
Gains on disposals of non-current assets			£ 22	28	85
Brazil
Other Operating Income [Line Items]
Excise income on social contributions					150
Tax credit other than income tax credits					£ 19
United States
Other Operating Income [Line Items]
Gains on litigation settlements				£ 132